Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit Other (Detail) - item	Dec. 03, 2019	Dec. 10, 2018	Sep. 10, 2018	Jul. 04, 2018
Itau Corpbanca Colombia S.A. y filiales [member]
Disclosure of available for sale financial assets [line items]
Percentage of shares owned	87.10%
Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Number of shares acquired			127,901,000,000
Percentage of shares owned			100.00%
Itau Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Number of shares acquired		1
Percentage of shares owned		100.00%
Itau Corpbanca Corredores de Bolsa Limitada [member]
Disclosure of available for sale financial assets [line items]
Number of shares acquired				2
Percentage of shares owned				100.00%